Inventories	12 Months Ended
Dec. 31, 2020
BFLY Operations Inc
Inventories

Note 5. Inventories

A summary of inventories is as follows at December 31 (in thousands):

	2020	2019
Raw materials	$7,688	843
Work-in-progress	865	4,788
Finished goods	17,252	3,810
Total inventories	$25,805	$9,441

Work-in-progress represents inventory items in intermediate stages of production by third party manufacturers. For the years ended December 31, 2020 and 2019, net realizable value inventory adjustments and excess and obsolete inventory charges were $7.1 million and $2.7 million, respectively, and were recognized in cost of revenues.